Net Loss Per Share	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Net Loss Per Share
13. Net Loss Per Share
Basic and diluted net loss per common share were calculated as follows (in thousands, except share and per share amounts):

	Year Ended December 31,
	2022	2021
Numerator:
Net loss	$(37,662)	$(24,740)

Denominator:
Weighted-average common shares outstanding	3,548,829	3,335,786
Less: weighted-average unvested common stock issued upon early exercise of common stock options	(194,966)	(123,312)
Less: weighted-average unvested restricted shares of common stock	(229,589)	(906,364)

Weighted-average shares used to compute net loss per common share, basic and diluted	3,124,274	2,306,110

Net loss per share, basic and diluted	$(12.05)	$(10.73)

The Company’s potential dilutive securities, which include convertible preferred stock, unvested restricted stock, and common stock options, have been excluded from the computation of diluted net loss per share as the effect would be antidilutive. Therefore, the weighted-average number of common shares outstanding used to calculate both basic and diluted net loss per share is the same. The following potential dilutive securities, presented on an as converted basis, were excluded from the calculation of net loss per share due to their anti-dilutive effect:

	Year Ended
	December 31,
	2022	2021
Convertible preferred stock (as converted)	18,216,847	18,216,847
Stock options outstanding	3,316,671	3,075,403
Unvested restricted stock	91,953	535,945

Total	21,625,471	21,828,195